THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST")

                     CHAMPLAIN FOCUSED LARGE CAP VALUE FUND
                             CHAMPLAIN MID CAP FUND
                          CHAMPLAIN SMALL COMPANY FUND
                   (EACH, A "FUND" AND TOGETHER, THE "FUNDS")

                       SUPPLEMENT, DATED AUGUST 30, 2016,
                                     TO THE
SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                     ("SAI"), EACH DATED NOVEMBER 28, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUSES, PROSPECTUS AND SAI, AND SHOULD BE READ IN
         CONJUNCTION WITH THE SUMMARY PROSPECTUSES, PROSPECTUS AND SAI.

Effective September 1, 2016, the Summary Prospectuses, Prospectus and SAI are hereby amended and supplemented as follows:

1. In the "Fund Fees and Expenses" section of the Champlain Focused Large Cap Value Fund Summary Prospectus, and the corresponding section of the Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

     ---------------------------------------------------------------------------
                                                                  ADVISOR SHARES
     ---------------------------------------------------------------------------
     Management Fees(1)                                                0.60%
     ---------------------------------------------------------------------------
     Distribution (12b-1) Fees                                         0.25%
     ---------------------------------------------------------------------------
     Acquired Fund Fees and Expenses                                   0.01%
     ---------------------------------------------------------------------------
     Other Expenses                                                    1.08%
                                                                      -------
     ---------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                              1.94%
     ---------------------------------------------------------------------------
     Less Fee Reductions and/or Expense Reimbursements(2)             (0.93)%
                                                                      -------
     ---------------------------------------------------------------------------
     Total Annual Fund Operating Expenses After Fee Reductions
     and/or Expense Reimbursements                                     1.01%
     ---------------------------------------------------------------------------

     (1)  Management Fees have been restated to reflect current fees.

     (2) Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.00% of the Fund's average daily net assets until November 30, 2017. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.

     EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    ----------------------------------------------
                    1 YEAR      3 YEARS      5 YEARS      10 YEARS
                    ----------------------------------------------
                     $103        $495         $938         $2,169
                    ----------------------------------------------

2. In the "Fund Fees and Expenses" section of the Champlain Mid Cap Fund Summary Prospectus, and the corresponding section of the Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                            ADVISOR SHARES      INSTITUTIONAL SHARES
     ---------------------------------------------------------------------------------------------------- --------------------
     Management Fees(1)                                                          0.73%                  0.73%
     ---------------------------------------------------------------------------------------------------- --------------------
     Distribution (12b-1) Fees                                                   0.25%                   None
     ---------------------------------------------------------------------------------------------------- --------------------
     Other Expenses                                                              0.23%                  0.23%
                                                                                -------                -------
     -------------------------------------------------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                        1.21%                  0.96%
     ---------------------------------------------------------------------------------------------------- --------------------
     Less Fee Reductions and/or Expense Reimbursements(2)                       (0.01)%                (0.01)%
                                                                                -------                -------
     -------------------------------------------------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses After Fee Reductions
     and/or Expense Reimbursements                                               1.20%                  0.95%
     ---------------------------------------------------------------------------------------------------- --------------------

     (1)  Management Fees have been restated to reflect current fees.

     (2) Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.20% and 0.95% of the Fund's average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until November 30, 2017. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.

     EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     ---------------------------------------------------------------------------
                               1 YEAR      3 YEARS      5 YEARS      10 YEARS
     ---------------------------------------------------------------------------
     Advisor Shares             $122         $383         $664        $1,465
     ---------------------------------------------------------------------------
     Institutional Shares        $97         $305         $530        $1,177
     ---------------------------------------------------------------------------

3. In the "Fund Fees and Expenses" section of the Champlain Small Company Fund Summary Prospectus, and the corresponding section of the Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

     ---------------------------------------------------------------------------
                                                                  ADVISOR SHARES
     ---------------------------------------------------------------------------
     Management Fees(1)                                                0.82%
     ---------------------------------------------------------------------------
     Distribution (12b-1) Fees                                         0.25%
     ---------------------------------------------------------------------------
     Acquired Fund Fees and Expenses                                   0.01%
     ---------------------------------------------------------------------------
     Other Expenses                                                    0.26%
                                                                      -------
     ---------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                              1.34%
     ---------------------------------------------------------------------------
     Less Fee Reductions and/or Expense Reimbursements(2)             (0.03)%
                                                                      -------
     ---------------------------------------------------------------------------
     Total Annual Fund Operating Expenses After Fee Reductions
     and/or Expense Reimbursements                                     1.31%
     ---------------------------------------------------------------------------

     (1)  Management Fees have been restated to reflect current fees.

     (2) Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.30% of the Fund's Advisor Shares' average daily net assets until November 30, 2017. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.

     EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               -----------------------------------------------
               1 YEAR      3 YEARS      5 YEARS      10 YEARS
               -----------------------------------------------
                $133        $421         $730         $1,609
               -----------------------------------------------

4. The "Principal Investment Strategies" section of the Champlain Mid Cap Fund Summary Prospectus, and the corresponding section of the Prospectus, are hereby deleted and replaced with the following:

     PRINCIPAL INVESTMENT STRATEGIES

     Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of medium-sized companies. For purposes of this policy, a medium-sized company is a company that, at the time of initial purchase, has a market capitalization of less than $15 billion or is included in the Russell Mid Cap Index or S&P MidCap 400 Index. The Fund seeks capital appreciation by investing mainly in common stocks of medium-sized companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottom-up investment process, which focuses on an analysis of individual companies, the Adviser expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company-specific risk by limiting position sizes to 5% of the Fund's total assets at market value, at the time of purchase. The Adviser will sell a security when it reaches the Adviser's estimate of its fair value or when information about a security invalidates the Adviser's basis for making the investment. The Adviser may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Adviser's sector weight rules, which require that each of the five major sectors (healthcare, consumer, technology, industrial and financial) represent no more than 25% of the Fund's total assets. The Fund is broadly diversified and the Adviser seeks to create value primarily through favorable stock selection.

5. The "Principal Investment Strategies" section of the Champlain Small Company Fund Summary Prospectus, and the corresponding section of the Prospectus, are hereby deleted and replaced with the following:

     PRINCIPAL INVESTMENT STRATEGIES

     Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small companies. For purposes of this policy, a small company is a company that, at the time of initial purchase, has a market capitalization of less than $2.5 billion or is included in the Russell 2000 Index or S&P SmallCap 600 Index. The Fund seeks capital appreciation by investing mainly in common stocks of small companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottom-up investment process, which focuses on an analysis of individual companies, the Adviser expects to identify a diversified universe of small companies which trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company specific risk by limiting position sizes to 5% of the Fund's total assets at market value. The Adviser will sell a security when it reaches the Adviser's estimate of its fair value or when information about a security invalidates the Adviser's basis for making the investment. The Adviser may also sell a security when its market capitalization exceeds $3 billion, although the Fund may hold a security whose market capitalization exceeds $3 billion if it has not reached the Adviser's estimate of its fair value. Additionally, the Adviser may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Adviser's sector weight rules, which require that each of the five major sectors (healthcare, consumer, technology, industrial and financial) represent (i) no more than the greater of 25% of the Fund's total assets or 125% of the sector's weighting in the S&P SmallCap 600 Index; and (ii) no less than 75% of the sector's weighting in the S&P SmallCap 600 Index. The Fund is broadly diversified and seeks to create value primarily through favorable stock selection.

6. The second paragraph of the "Investment Adviser" section of the Prospectus, and the first paragraph under the "Advisory Fees Paid to the Adviser" heading in "The Adviser" section of the SAI, are hereby deleted and replaced with the following:

     For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

     ---------------------------------------------------------------------------
     FUND                                        ADVISORY FEE
     ---------------------------------------------------------------------------
     Champlain Focused Large Cap Value Fund      0.60% on the first $250 million
                                                 in assets; 0.50% on assets over
                                                 $250 million(1)
     ---------------------------------------------------------------------------
     Champlain Mid Cap Fund                      0.80% on the first $250 million
                                                 in assets; 0.70% on assets over
                                                 $250 million(2)
     ---------------------------------------------------------------------------
     Champlain Small Company Fund                0.90% on the first $250 million
                                                 in assets; 0.80% on assets over
                                                 $250 million(3)
     ---------------------------------------------------------------------------

          (1) Prior to September 1, 2016, the management fee for the Focused Large Cap Value Fund was 0.60% of the Fund's average daily net assets. Prior to November 28, 2015, the management fee for the Fund was 0.65% of the Fund's average daily net assets.

          (2) Prior to September 1, 2016, the management fee for the Mid Cap Fund was 0.80% of the Fund's average daily net assets.

          (3) Prior to September 1, 2016, the management fee for the Small Company Fund was 0.90% of the Fund's average daily net assets.

     The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding the amounts listed in the table below, as a percentage of average daily net assets of the separate share classes of each Fund, until November 30, 2017.

     ----------------------------------------------------------------
     Champlain Focused Large Cap Value Fund
     ----------------------------------------------------------------
          Advisor Shares                                  1.00%(1)
     ----------------------------------------------------------------
     Champlain Mid Cap Fund
     ----------------------------------------------------------------
          Advisor Shares                                  1.20%(2)
     ----------------------------------------------------------------
          Institutional Shares                            0.95%(3)
     ----------------------------------------------------------------
     Champlain Small Company Fund
     ----------------------------------------------------------------
          Advisor Shares                                  1.30%(4)
     ----------------------------------------------------------------

          (1) Prior to September 1, 2016, the expense cap for the Focused Large Cap Value Fund's Advisor Shares was 1.10%. Prior to November 28, 2015, the expense cap for the Focused Large Cap Value Fund's Advisor Shares was 1.15%.

          (2) Prior to September 1, 2016, the expense cap for the Mid Cap Fund's Advisor Shares was 1.30%.

          (3) Prior to September 1, 2016, the expense cap for the Mid Cap Fund's Institutional Shares was 1.05%.

          (4) Prior to September 1, 2016, the expense cap for the Small Company Fund's Advisor Shares was 1.40%.

     In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below a Fund's expense cap, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place.

7. In the "Purchasing, Selling and Exchanging Fund Shares" section of the Prospectus, the first paragraph under the "Exchanging Shares" heading is hereby deleted and replaced with the following:

     At no charge, you may exchange Institutional Shares or Advisor Shares of a Champlain Fund for shares of the same class of another Champlain Fund, where offered, by writing to or calling the Champlain Funds. At no charge, you may also exchange between different share classes of the same Champlain Fund by writing to or calling the Champlain Funds, subject to the eligibility requirements and the fees and expenses of the share class you exchange into, as set forth in the applicable prospectus. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses). An exchange between share classes of the same Champlain Fund is not a taxable event.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 CSC-SK-010-0100